May 25, 2021
USAA Nasdaq-100 Index FundSupplement dated May 25, 2021to the Prospectus dated May 1, 2021 (“Prospectus”)This supplement describes information affecting the Class A shares of the USAA Nasdaq-100 Index Fund (the “Fund”). The Expense Example found at the top of page 18 of the Fund’s Prospectus is amended to reflect the following correct dollar amounts:1 Year3 Years5 Years10 YearsClass A$297$3,919$7,993$9,923If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.NAS-STATPRO-SUP1(0521)